Loans and Allowance for Credit Losses - Carrying Amount of Covered Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Covered Assets [Line Items]
Purchased Impaired Loans	$ 2,502	$ 2,784
Purchased Nonimpaired Loans	1,062	1,322
Other	1,064	1,212
Covered loans	4,596	5,281
Total Covered Assets	4,628	5,318
Residential Mortgages [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	2,502	2,784
Purchased Nonimpaired Loans	615	738
Covered loans	3,117	3,522
Other Retail [Member]
Covered Assets [Line Items]
Purchased Nonimpaired Loans	447	584
Covered loans	447	584
Losses Reimbursable by FDIC [Member]
Covered Assets [Line Items]
Other	517	717
Covered loans	517	717
Unamortized Changes in FDIC Asset [Member]
Covered Assets [Line Items]
Other	515	458
Covered loans	515	458
Covered Loans [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	2,502	2,784
Purchased Nonimpaired Loans	1,062	1,322
Other	1,032	1,175
Covered loans	4,596	5,281
Foreclosed Real Estate [Member]
Covered Assets [Line Items]
Other	32	37
Total Covered Assets	$ 32	$ 37